Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net loss available to common shareholders	$ (2,014)	$ (3,272)
Weighted average common shares outstanding	1,980	1,943
Diluted weighted average shares outstanding	1,980	1,943
Per share amount	$ (1.02)	$ (1.68)
Net loss available for common stockholders	$ (2,014)	$ (3,272)
Dilutive shares	0	0
Per share amount	$ (1.02)	$ (1.68)